4. COMMON STOCK AND WARRANTS (Tables)	27 Months Ended
Sep. 30, 2013
Stockholders' Equity Note [Abstract]

	Number	Weighted Average Exercise Price		Number	Weighted Average Exercise Price
Outstanding at June 30, 2012	1,600,000	$0.25	Outstanding at June 30, 2012	1,600,000	$0.25
Issued	1,325,000	0.25	Issued	1,325,000	0.25
Exercised	-	-	Exercised	-	-
Expired	-	-	Expired	-	-
Outstanding at June 30, 2013	2,925,000	$0.25	Outstanding at June 30, 2013	2,925,000	$0.25
Issued	-	-	Issued	-	-
Exercised	-	-	Exercised	-	-
Expired	-	-	Expired	-	-
Outstanding at September 30, 2013	2,925,000	$0.25	Outstanding at June 30, 2013	2,925,000	$0.25

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Number of Warrants	Exercise Price	Expiration Date	Number of Warrants	Exercise Price	Expiration Date
2,925,000	$ 0.25	March 1, 2015	2,925,000	$ 0.25	March 1, 2015